Intangible Assets	12 Months Ended
Oct. 31, 2022
Intangible Assets [Abstract]
Intangible Assets
3.	Intangible Assets

Intangible assets are comprised of the following:

Patents

Cost:

Balance, October 31, 2021	$198,039

Addition	–

Balance, October 31, 2022	$198,039
Accumulated amortization:

Balance, October 31, 2021	$–

Addition	20,242

Balance, October 31, 2022	$20,242

Carrying amounts:

Balance, October 31, 2021	$198,039

Balance, October 31, 2022	$177,797

On May 4, 2021, the Company entered into an assignment agreement to acquire certain intellectual property including a patent for “Binge Behavior Regulators,” which has been granted in the U.S., Europe, China and India, with pending divisional applications in Europe and the U.S, and a patent for “Alcohol Beverage Substitute,” which has been approved for a European patent, with pending applications in the U.S., China and India. In consideration for the acquired intellectual property, the Company paid $198,039 (US$160,000). The patents are amortized over their estimated remaining life of 14.6 years.